NUVEEN INTERNATIONAL AGGREGATE BOND ETF

SUPPLEMENT DATED AUGUST 31, 2026

TO THE PROSPECTUS DATED APRIL 30, 2026

1.	The following is hereby added after the final paragraph of the section “Fund Summary – Nuveen International Aggregate Bond ETF – Principal Investment Strategies”:

The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Regulation S Subsidiary”). A Cayman Islands exempted company is a corporate entity established under the laws of the Cayman Islands for the purpose of conducting business mainly outside the Cayman Islands. Regulation S fixed-income securities are debt securities of U.S. and non-U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to Regulation S. The Regulation S Subsidiary is advised by Nuveen Asset Management and has the same investment objective as the Fund, except that the Regulation S Subsidiary may invest without limitation in Regulation S securities.

The Fund may also seek exposure to certain bonds or fixed-income securities that are sold subject to selling restrictions under the Tax Equity and Fiscal Responsibility Act of 1982 (“TEFRA”), which generally restricts the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes) (“TEFRA Bonds”) through investment of up to 25% of its total assets in a separate Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “TEFRA Bond Subsidiary”). These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to TEFRA. The TEFRA Bond Subsidiary is advised by Nuveen Asset Management and has the same investment objective as the Fund, except that the TEFRA Bond Subsidiary may invest without limitation in TEFRA Bonds.

2.	The following is hereby added to the section “Fund Summary – Nuveen International Aggregate Bond ETF – Principal Risks”:

Regulation S Securities Risk—Regulation S securities may be less liquid than publicly traded securities because of legal or contractual restrictions on resale. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

TEFRA Bond Subsidiary Risk—The Fund may seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in the TEFRA Bond Subsidiary. Under the applicable U.S. Treasury regulations, income from the TEFRA Bond Subsidiary will only be considered qualifying income under Subchapter M of the Internal Revenue Code if certain conditions are met. The tax treatment of the investments in the TEFRA Bond Subsidiary could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Wholly Owned Subsidiary Risk—Neither the Regulation S Subsidiary nor the TEFRA Bond Subsidiary (together with the Regulation S Subsidiary, the “Subsidiaries”) is registered under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, as an investor in the Subsidiaries, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiaries are wholly owned and controlled by the Fund and managed by Nuveen Asset Management. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to operate anticipated and could adversely affect the Fund.

3.	The following is hereby added to the section “Section 2 Additional Detail About the Fund’s Strategies, Holdings and Risks – Risks”:

Regulation S securities risk: The Fund may invest in Regulation S securities as a principal investment strategy. Regulation S securities may be less liquid than publicly traded securities because of legal or contractual restrictions on resale. Regulation S securities may be resold in privately negotiated transactions but the price realized in such resales could be less than the amount originally paid. Further, because Regulation S securities are not publicly traded, they may not be subject to the same disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

TEFRA Bond Subsidiary risk: The Fund may seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in its TEFRA Bond Subsidiary. Under the applicable U.S. Treasury regulations, the Fund’s income inclusion with respect to a subsidiary will generally be treated as qualifying income under Subchapter M of the Internal Revenue Code, if either (i) there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion, or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Fund’s investments in its TEFRA Bond Subsidiary could affect whether income derived from such investments is qualifying income, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Wholly owned subsidiary risk: The Fund, through its investments in the Regulation S Subsidiary and the TEFRA Bond Subsidiary, is indirectly exposed to the risks associated with the Subsidiaries’ investments. There can be no assurance that the investment objective of the Fund or the Subsidiaries will be achieved. Further, the Subsidiaries are not registered under the 1940 Act and, therefore, as an investor in the Subsidiaries, the Fund does not have all of the protections offered to investors by the 1940 Act. However, each Subsidiary is wholly owned and controlled by the Fund and managed by Nuveen Asset Management. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Fund to invest in the Subsidiaries and could adversely affect the Fund.

4.	The following is hereby added after the section “Section 3 Fund Management – Management Fees”:

Information about the Fund’s Subsidiaries

The Fund may invest in its Regulation S Subsidiary, a Cayman Islands exempted company that is wholly owned and controlled by the Fund, to gain exposure to Regulation S securities. A Cayman Islands exempted company is a corporate entity established under the laws of the Cayman Islands for the purpose of conducting business mainly outside the Cayman Islands. The Fund invests in the Regulation S Subsidiary to obtain exposure to certain Regulation S securities not eligible for investment by the Fund until the expiration of the applicable Regulation S security restricted period. These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to Regulation S. The Fund is the sole shareholder of its Regulation S Subsidiary and it is currently expected that shares of the Regulation S Subsidiary will not be sold or offered to other investors.

The Fund may also invest up to 25% of its total assets in its TEFRA Bond Subsidiary, a Cayman Islands exempted company that is wholly owned and controlled by the Fund, to gain exposure to certain TEFRA Bonds. TEFRA Bonds are sold subject to selling restrictions generally designed to restrict the purchasers of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes). As the TEFRA Bond Subsidiary will elect to be a corporation from a U.S. federal income tax perspective, the TEFRA Bond Subsidiary will generally be viewed as a non-U.S. person for such purposes. The Fund invests in its TEFRA Bond Subsidiary to provide the Fund exposure to TEFRA Bonds, within the selling restrictions that apply to the sale of such bonds. These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to TEFRA. The Fund is the sole shareholder of its TEFRA Bond Subsidiary and it is currently expected that shares of the TEFRA Bond Subsidiary will not be sold or offered to other investors.

The Subsidiaries have each entered into an investment management agreement with Nuveen Asset Management for the management of the Subsidiaries’ portfolios. Under these agreements, Nuveen Asset Management provides the Subsidiaries with the same type of management services, under the same terms, as are provided to the Fund. The investment management agreements with the Subsidiaries provide for their automatic termination upon the termination of the Fund’s investment management agreement with Nuveen Fund Advisors. Nuveen Asset Management is not compensated by the Subsidiaries for the services it provides to the Subsidiaries. As described in more detail in this prospectus and the statement of additional information, Nuveen Fund Advisors receives a management fee from the Fund based on the average daily net assets of the Fund, which includes any amounts invested in the Subsidiaries, and Nuveen Fund Advisors pays Nuveen Asset Management a portfolio management fee out of the management fee received by Nuveen Fund Advisors. The Fund will bear the operating expenses of the Subsidiaries. The Subsidiaries have also entered into separate contracts for the provision of custody and transfer agency services with the same service providers as those engaged by the Fund.

In managing the Subsidiaries’ portfolios, Nuveen Asset Management is subject to the same investment policies and restrictions that apply to the management of the Fund. However, unlike the Fund, the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA Bonds.

While there are no limitations on the ability of the Fund to invest in the Subsidiaries (other than the requirement that the Fund have no more than 25% of its total assets invested in its TEFRA Bond Subsidiary, consistent with the asset diversification test applicable to regulated investment companies), the portfolio investments of the Subsidiaries are subject to the investment strategies and limitations of the Fund in the same manner as are investments directly held by the Fund. The Fund will comply with the applicable provisions of the 1940 Act, including, without limitation, those provisions relating to investment policies, capital structure and leverage on an aggregate basis with the Subsidiaries.

Neither the Fund nor the Subsidiaries currently intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly- or majority-owned by the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

NGN-NXUSPRO-0826P

NUVEEN INTERNATIONAL AGGREGATE BOND ETF

SUPPLEMENT DATED AUGUST 31, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2026

1.	The following is hereby added after the section “Investment Policies and Techniques – When-Issued or Delayed-Delivery Transactions”:

Wholly Owned Subsidiaries

The Fund may pursue its investment objective by investing in either of its wholly owned subsidiaries, Nuveen International Aggregate Bond ETF Offshore Limited (the “Regulation S Subsidiary”) or Nuveen International Aggregate Bond ETF Taxable Offshore Limited (the “TEFRA Bond Subsidiary” and together with the Regulation S Subsidiary, the “Subsidiaries”), which are Cayman Islands exempted companies. A Cayman Islands exempted company is a corporate entity established under the laws of the Cayman Islands for the purpose of conducting business mainly outside the Cayman Islands. The Fund invests in the Regulation S Subsidiary to obtain exposure to certain Regulation S securities not eligible for investment directly by the Fund until the expiration of the applicable Regulation S security restricted period. The Fund invests in the TEFRA Bond Subsidiary to obtain exposure to certain bonds or fixed-income securities that are sold subject to selling restrictions under the Tax Equity and Fiscal Responsibility Act of 1982 (“TEFRA”), which generally restricts the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes) (“TEFRA Bonds”). As the TEFRA Bond Subsidiary will elect to be a corporation from a U.S. federal income tax perspective, the TEFRA Bond Subsidiary will generally be viewed as a non-U.S. person for such purposes. The Subsidiaries are advised by Nuveen Asset Management, have the same investment objective as the Fund, and are subject to the same investment policies and restrictions that apply to the management of the Fund (except that the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA Bonds). The Fund and the Subsidiaries will test for compliance with investment restrictions on a consolidated basis. By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments. The investments held by each Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See the Fund’s Prospectus and the section titled “Investment in Wholly Owned Subsidiaries” below for a more detailed discussion of the Subsidiaries.

Risks Concerning investments in the Wholly Owned Subsidiaries

Regulation S Securities Risk. As described more fully in its Prospectus, the Fund may seek exposure to Regulation S securities through its investment in the Regulation S Subsidiary. Regulation S securities may be less liquid than publicly traded securities because of legal or contractual restrictions on resale. If a Regulation S security is determined to be illiquid, the investment will be included with a Fund’s 15% of net assets limitation on investment in illiquid investments. Regulation S securities may be resold in privately negotiated transactions, but the price realized in such resales could be less than the amount originally paid. Further, because Regulation S securities are not publicly traded, they may not be subject to the same disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

Investment in the Wholly Owned Subsidiaries. The Subsidiaries are Cayman Islands exempted companies that are wholly owned and controlled by Nuveen International Aggregate Bond ETF and each is overseen by its own board of directors. A Cayman Islands exempted company is a corporate entity established under the laws of the Cayman Islands for the purpose of conducting business mainly outside the Cayman Islands. Nuveen International Aggregate Bond ETF is the sole shareholder of its Subsidiaries and it is not currently expected that shares of the Subsidiaries will be sold or offered to other investors. It is expected that the Regulation S Subsidiary will invest primarily in Regulation S securities and that the TEFRA Bond Subsidiary will invest primarily in TEFRA Bonds. As a result, the Fund, through its investment in the Subsidiaries, is indirectly exposed to the risks associated with Regulation S securities and TEFRA Bonds. There can be no assurance that the investment objective of the Fund or the Subsidiaries will be achieved.

The Subsidiaries are not registered under the 1940 Act and, therefore, as an investor in the Subsidiaries, the Fund does not have all of the protections offered to investors by the 1940 Act. However, each Subsidiary is wholly owned and controlled by the Fund and managed by Nuveen Asset Management. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to invest in the Subsidiaries and could adversely affect the Fund. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiaries, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Risks of Investments in the TEFRA Bond Subsidiary. The Fund may also seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in the TEFRA Bond Subsidiary. Under applicable U.S. Treasury regulations, a Fund’s income inclusion with respect to a subsidiary will generally be treated as qualifying income under Subchapter M of the Code if either (i) there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion, or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Fund’s investments in the TEFRA Bond Subsidiary could affect whether income derived from such investments is qualifying income, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

2.	The following is hereby added after the last paragraph in the section “Service Providers – Investment Adviser”:

As described in the Fund’s Prospectus, Nuveen Asset Management, LLC serves as the Subsidiaries’ investment adviser. Pursuant to its investment management agreements with the Subsidiaries, Nuveen Asset Management does not receive compensation from the Subsidiaries for the portfolio management, portfolio accounting, custodial, compliance, administrative and related services it provides to the Subsidiaries. The direct expenses of the Subsidiaries, if any, which may include portfolio accounting, custodial, compliance, administrative and related services, are borne directly by the Fund with respect to the Regulation S Subsidiary, and indirectly by the Fund with respect to the TEFRA Bond Subsidiary. The investment management agreements between Nuveen Asset Management and the Subsidiaries may be terminated at any time without penalty upon 60 days’ written notice by action of the Subsidiaries’ directors or by Nuveen Asset Management and will terminate automatically in the event of an “assignment” (as defined in the Investment Advisers Act of 1940) thereof. The investment management agreements with the Subsidiaries provides for their automatic termination upon the termination of the Fund’s investment management agreement with Nuveen Fund Advisors.

3.	The following is hereby added after the section “Tax Matters – General Considerations”:

TEFRA Bond Subsidiary

The Fund may seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in the TEFRA Bond Subsidiary. Under applicable U.S. Treasury regulations, a Fund’s income inclusion with respect to a subsidiary will generally be treated as qualifying income under Subchapter M of the Code if either (i) there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion, or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Fund’s investments in the TEFRA Bond Subsidiary could affect whether income derived from such investments is qualifying income, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

A foreign corporation, such as the TEFRA Bond Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the TEFRA Bond Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the TEFRA Bond Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the TEFRA Bond Subsidiary’s activities were determined not to be of the type described in the safe harbor, then the activities of the TEFRA Bond Subsidiary may constitute a U.S. trade or business, or be taxed as such. In general, a foreign corporation, such as the TEFRA Bond Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30% (or lower tax treaty rate), if applicable, generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the TEFRA Bond Subsidiary will derive income subject to such withholding tax.

The TEFRA Bond Subsidiary will be treated as a controlled foreign corporation and the Fund will be treated as a “U.S. shareholder” of the TEFRA Bond Subsidiary. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subpart F income of the TEFRA Bond Subsidiary, whether or not such income is distributed by the TEFRA Bond Subsidiary. The Fund’s recognition of such “Subpart F income” will increase the Fund’s tax basis in the TEFRA Bond Subsidiary. Distributions by the TEFRA Bond Subsidiary to the Fund will be tax-free, to the extent of their previously undistributed “Subpart F income,” and will correspondingly reduce the Fund’s tax basis in the subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the TEFRA Bond Subsidiary’s underlying income. If a net loss is realized by the TEFRA Bond Subsidiary, such loss is not generally available to offset the income earned by the Fund, and such loss cannot be carried forward to offset taxable income of the Fund or the TEFRA Bond Subsidiary in future periods.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NXUSSAI-0826P